CONCENTRATION OF RISKS (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)
Debt Instrument, Interest Rate, Increase (Decrease)	1.00%	1.00%
Increase (Decrease) in Interest Payable, Net	¥ 6,050	$ 880
Foreign Currency Exchange Depreciation Rate	5.70%	5.70%	6.70%	6.40%
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 1,316,785		¥ 1,084,895	¥ 656,688	$ 191,518	$ 157,791	¥ 522,147
China, Yuan Renminbi
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 1,138,651				$ 165,610